UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:    December 31

Date of reporting period:  January 1, 2014 - June 30, 2014

Item 1.	Reports to Stockholders.

June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Stadion Tactical Defensive Portfolio

An ALPS Advisors Solution

table of

www.alpsfunds.com

ALPS Variable Investment Trust
Disclosure of Fund Expenses	June 30, 2014 (Unaudited)

As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2014 and held until June 30, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2014 - June 30, 2014(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,033.80	0.53%	$ 2.67
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,032.10	0.78%	$ 3.93
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,042.20	0.52%	$ 2.63
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.22	0.52%	$ 2.61
Class II
Actual Fund Return	$ 1,000.00	$ 1,040.60	0.77%	$ 3.90
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,052.80	0.51%	$ 2.60
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.27	0.51%	$ 2.56
Class II
Actual Fund Return	$ 1,000.00	$ 1,051.50	0.76%	$ 3.87
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.76%	$ 3.81

1  |  June 30, 2014

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	June 30, 2014 (Unaudited)

Beginning Account Value January 1, 2014		Ending Account Value June 30, 2014	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2014 - June 30, 2014(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,056.80	0.51%	$ 2.60
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.27	0.51%	$ 2.56
Class II
Actual Fund Return	$ 1,000.00	$ 1,055.70	0.76%	$ 3.87
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.76%	$ 3.81
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,061.00	0.52%	$ 2.66
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.22	0.52%	$ 2.61
Class II
Actual Fund Return	$ 1,000.00	$ 1,060.60	0.77%	$ 3.93
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,184.90	0.80%	$ 4.33
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.83	0.80%	$ 4.01
Class III
Actual Fund Return	$ 1,000.00	$ 1,182.80	1.30%	$ 7.04
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.30%	$ 6.51
ALPS | Stadion Tactical Defensive Portfolio
Class I
Actual Fund Return(3)	$ 1,000.00	$ 1,038.00	0.80%	$ 1.36
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.83	0.80%	$ 4.01
Class III
Actual Fund Return(3)	$ 1,000.00	$ 1,037.00	1.30%	$ 2.21
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.30%	$ 6.51

(1)	Annualized based on the Portfolios’ expenses from January 1, 2014 through June 30, 2014.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(3)	The Fund commenced operations on May 1, 2014 and as such the actual expenses paid during the period were based on 61 days.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

2  |  June 30, 2014

Ibbotson ETF Allocation Series
Performance Overview	June 30, 2014 (Unaudited)

The equity markets fared well during the first half - whether in the developed or emerging world. Returns were stronger during the second quarter and overall were better in the U.S. than abroad. U.S. stocks, as measured by the S&P 500® Index, rose 7.14 percent for the six months ended June 30, 2014 compared to 5.14 and 6.32 percent for the MSCI EAFE and MSCI Emerging Market Indices, respectively. The first half was not without volatility, however, as a very significant spring sell-off in growth-oriented biotechnology, information technology and social networking stocks hit the NASDAQ Composite Index, including (on April 10) its biggest single-day decline in 2 1⁄2 years, according to the Wall Street Journal. Investors continued seeking yield as, much to the surprise of many markets pundits, rates fell along the entire yield curve. Two assets classes that underperformed last year, REITs and commodities, posted double digit returns during the first half of 2014. Overall, even heavy fighting in Ukraine and Iraq, along with lower level but potentially dangerous confrontations involving China and neighbors Japan and Vietnam, were not enough to reverse positive first half results.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2014

	Six Months	1 Year	5 Years**	Portfolio Inception (4/30/07)**
S&P 500® Index[1]	7.14%	24.61%	18.83%	6.27%
MSCI U.S. Small Cap 1750 Index[2]	5.45%	26.14%	22.28%	8.39%
Barclays Capital U.S. Aggregate Bond Index[3]	3.93%	4.37%	4.85%	5.06%
MSCI U.S. REIT Index[4]	17.68%	13.38%	23.84%	3.42%
MSCI EAFE Index[5]	5.14%	24.09%	12.27%	1.71%
MSCI Emerging Markets Index[6]	6.32%	14.68%	9.58%	3.90%
Thomson Reuters Core Commodity CRB Index[7]	10.04%	11.88%	4.37%	0.48%

(1)

The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

3  |  June 30, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2014 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)
Balanced (return of $10,000 based on actual performance)
Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)
Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4  |  June 30, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2014 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2014

					Annualized Expense Ratios as disclosed in current prospectus dated 4/30/14†
Portfolio	6 Months**	1 Year	5 Year	Since Inception (4/30/07)	Gross	Net
Conservative - Class I	3.38%	6.53%	5.63%	3.98%	0.73%	0.68%
Conservative - Class II	3.21%	6.33%	5.37%	3.69%	0.98%	0.93%
Dow Jones*	4.42%	7.88%	7.72%	6.00%
Blended^	4.32%	7.92%	7.35%	5.25%
Income & Growth - Class I	4.22%	10.43%	8.22%	4.12%	0.69%	0.69%
Income & Growth - Class II	4.06%	10.16%	7.94%	3.86%	0.94%	0.94%
Dow Jones*	5.30%	13.22%	11.20%	6.41%
Blended^	5.06%	11.96%	10.26%	5.70%
Balanced - Class I	5.28%	14.29%	10.96%	4.36%	0.67%	0.67%
Balanced - Class II	5.15%	13.96%	10.66%	4.10%	0.92%	0.92%
Dow Jones*	5.94%	17.51%	14.43%	6.84%
Blended^	5.82%	16.15%	13.21%	6.07%
Growth - Class I	5.68%	17.59%	12.99%	4.11%	0.67%	0.67%
Growth - Class II	5.57%	17.39%	12.72%	3.85%	0.92%	0.92%
Dow Jones*	6.53%	21.72%	17.56%	7.11%
Blended^	6.53%	20.38%	16.09%	6.27%
Aggressive Growth - Class I	6.10%	19.35%	14.00%	3.67%	0.71%	0.68%
Aggressive Growth - Class II	6.06%	19.09%	13.73%	3.40%	0.96%	0.93%
Dow Jones*	7.32%	26.32%	20.91%	7.46%
Blended^	6.83%	22.48%	17.47%	6.29%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Barclays Capital U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio, (g) 40% S&P 500®Index/55% Barclays Capital U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/38% Barclays Capital U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.
†

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2014. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2015. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Advisor and Sub-advisor.

5  |  June 30, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2014 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were only minor changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended June 30, 2014. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2014.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Large-Cap Stocks	11.5%	9.3%	19.0%	15.8%	22.0%	19.5%	26.0%	22.8%	26.5%	22.5%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	10.0%	9.5%	13.5%	13.3%	15.5%	14.5%
Small Cap Stocks	0.0%	0.0%	2.3%	2.5%	6.2%	5.5%	9.0%	8.0%	10.5%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.8%	2.0%	3.8%	2.5%	4.5%	3.0%
International Stocks	5.8%	5.5%	13.0%	11.7%	19.5%	18.0%	26.5%	25.7%	31.5%	30.5%
Commodities	1.7%	2.0%	2.5%	3.0%	2.5%	3.0%	3.5%	4.0%	4.5%	5.0%
Bonds	77.0%	79.2%	56.2%	60.0%	36.0%	41.5%	17.7%	23.7%	7.0%	15.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five portfolios and Real Estate Investment Trusts, which are included in the Balanced, Growth and Aggressive Growth portfolios. Those asset classes, to the extent present in a particular portfolio for diversification purposes, detracted from their performance relative to those benchmarks.

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

6  |  June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.05%
iShares - 25.56%
Core S&P 500® ETF	23,717	$4,672,249
Core S&P® Mid-Cap ETF	6,465	925,012
TIPS Bond ETF	41,644	4,804,052

Total iShares		10,401,313

Other - 73.49%
GreenHaven Continuous
Commodity Index Fund(1)	25,775	719,896
PIMCO Enhanced Short Maturity ETF	24,010	2,434,614
SPDR® Barclays High Yield Bond ETF	53,600	2,236,728
Vanguard® FTSE Developed Markets ETF	57,130	2,433,167
Vanguard® Mid-Cap Growth ETF	1,990	191,736
Vanguard® Short-Term Bond ETF	149,432	12,005,367
Vanguard® Total Bond Market ETF	120,243	9,886,379

Total Other		29,907,887

Total Exchange Traded Funds (Cost $38,651,370)		40,309,200

	7-Day Yield	Shares	Value
Short-Term Investments - 1.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.061%	427,612	$427,612

Total Short-Term Investments (Cost $427,612)			427,612

Total Investments - 100.10% (Total cost $39,078,982)			40,736,812

Liabilities in Excess of Other Assets - (0.10)%			(42,058)

Net Assets - 100.00%			$40,694,754

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of net assets (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

7  |  June 30, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.03%
iShares - 35.04%
Core S&P 500® ETF	110,618	$21,791,746
Core S&P® Mid-Cap ETF	44,255	6,332,005
MSCI EAFE Small-Cap ETF	55,690	2,947,115
TIPS Bond ETF	89,393	10,312,376

Total iShares		41,383,242

Other - 63.99%
GreenHaven Continuous
Commodity Index Fund(1)	108,885	3,041,158
PIMCO Enhanced Short Maturity ETF	46,375	4,702,425
SPDR® Barclays High Yield Bond ETF	120,140	5,013,442
Vanguard® FTSE Developed Markets ETF	228,585	9,735,435
Vanguard® FTSE Emerging Markets ETF	62,531	2,696,962
Vanguard® Mid-Cap Growth ETF	1,700	163,795
Vanguard® Short-Term Bond ETF	295,079	23,706,647
Vanguard® Small-Cap ETF	28,890	3,383,597
Vanguard® Total Bond Market ETF	281,253	23,124,622

Total Other		75,568,083

Total Exchange Traded Funds (Cost $103,924,179)		116,951,325

	7-Day Yield	Shares	Value
Short-Term Investments - 0.97%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.061%	1,141,882	$1,141,882

Total Short-Term Investments (Cost $1,141,882)			1,141,882

Total Investments - 100.00% (Total cost $105,066,061)			118,093,207
Other Assets in Excess of Liabilities - 0.00%(2)			1,320

Net Assets - 100.00%			$118,094,527

(1)	Non-income producing security.
(2)	Less than 0.005%.

Asset Class Allocation# as a percentage of net assets (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

8  |  June 30, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.02%
iShares - 39.34%
Core S&P 500® ETF	251,471	$49,539,787
Core S&P® Mid-Cap ETF	146,510	20,962,651
MSCI EAFE Small-Cap ETF	152,680	8,079,826
TIPS Bond ETF	89,696	10,347,330

Total iShares		88,929,594

Other - 59.68%
GreenHaven Continuous
Commodity Index Fund(1)	218,285	6,096,700
PIMCO Enhanced Short Maturity ETF	21,675	2,197,845
SPDR® Barclays High Yield Bond ETF	174,060	7,263,524
Vanguard® FTSE Developed Markets ETF	608,100	25,898,979
Vanguard® FTSE Emerging Markets ETF	227,654	9,818,717
Vanguard® Mid-Cap Growth ETF	2,000	192,700
Vanguard® REIT ETF	66,183	4,953,136
Vanguard® Short-Term Bond ETF	299,515	24,063,035
Vanguard® Small-Cap ETF	129,603	15,179,103
Vanguard® Total Bond Market ETF	477,081	39,225,600

Total Other		134,889,339

Total Exchange Traded Funds (Cost $188,504,264)		223,818,933

	7-Day Yield	Shares	Value
Short-Term Investments - 1.15%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.061%	2,596,159	$2,596,159

Total Short-Term Investments (Cost $2,596,159)			2,596,159

Total Investments - 100.17% (Total cost $191,100,423)			226,415,092
Liabilities in Excess of Other Assets - (0.17)%			(388,709)

Net Assets - 100.00%			$226,026,383

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of net assets (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

9  |  June 30, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.99%
iShares - 42.63%
Core S&P 500® ETF	266,532	$52,506,804
Core S&P® Mid-Cap ETF	193,425	27,675,249
MSCI EAFE Small-Cap ETF	171,840	9,093,773

Total iShares		89,275,826

Other - 57.36%
GreenHaven Continuous
Commodity Index Fund(1)	272,052	7,598,412
Vanguard® FTSE Developed Markets ETF	758,175	32,290,673
Vanguard® FTSE Emerging Markets ETF	327,814	14,138,618
Vanguard® REIT ETF	81,247	6,080,526
Vanguard® Short-Term Bond ETF	277,588	22,301,420
Vanguard® Small-Cap ETF	159,851	18,721,749
Vanguard® Total Bond Market ETF	231,171	19,006,880

Total Other		120,138,278

Total Exchange Traded Funds (Cost $167,982,259)		209,414,104

	7-Day Yield	Shares	Value
Short-Term Investments - 0.37%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.061%	774,169	$774,169

Total Short-Term Investments (Cost $774,169)			774,169

Total Investments - 100.36% (Total cost $168,756,428)			210,188,273
Liabilities in Excess of Other Assets - (0.36)%			(757,129)

Net Assets - 100.00%			$209,431,144

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of net assets (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

10  |  June 30, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.96%
iShares - 44.88%
Core S&P 500® ETF	98,111	$19,327,867
Core S&P® Mid-Cap ETF	79,560	11,383,445
MSCI EAFE Small-Cap ETF	74,690	3,952,595

Total iShares		34,663,907

Other - 55.08%
GreenHaven Continuous
Commodity Index Fund(1)	122,260	3,414,722
Vanguard® FTSE Developed Markets ETF	320,920	13,667,983
Vanguard® FTSE Emerging Markets ETF	140,937	6,078,613
Vanguard® Mid-Cap Growth ETF	1,500	144,525
Vanguard® REIT ETF	33,929	2,539,246
Vanguard® Short-Term Bond ETF	45,920	3,689,213
Vanguard® Small-Cap ETF	67,683	7,927,033
Vanguard® Total Bond Market ETF	61,711	5,073,878

Total Other		42,535,213

Total Exchange Traded Funds (Cost $62,249,832)		77,199,120

	7-Day Yield	Shares	Value
Short-Term Investments - 0.32%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.061%	244,108	$244,108

Total Short-Term Investments (Cost $244,108)			244,108

Total Investments - 100.28% (Total cost $62,493,940)			77,443,228
Liabilities in Excess of Other Assets - (0.28)%			(214,965)

Net Assets - 100.00%			$77,228,263

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of net assets (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

11  |  June 30, 2014

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities	As of June 30, 2014 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$ 40,736,812	$ 118,093,207	$ 226,415,092	$ 210,188,273	$ 77,443,228
Cash	28,949	143,812	450,871	580,339	244,046
Receivable for investments sold	–	105,654	–	–	139,652
Receivable for shares sold	37,004	119,490	232,798	190,815	75,161
Dividends receivable	1,434	35,151	86,744	94,675	42,490
Other assets	1,705	4,960	9,636	8,815	3,218
Total Assets	40,805,904	118,502,274	227,195,141	211,062,917	77,947,795

LIABILITIES:

Payable for investments purchased	51,299	205,867	782,024	1,362,958	627,050
Payable for shares redeemed	15,048	93,320	207,206	111,310	25,988
Payable to advisor	14,564	45,544	82,479	75,699	28,845
Payable for distribution and service fees	7,670	23,429	42,117	30,363	10,818
Payable for audit fees	12,756	13,206	13,215	13,314	12,777
Accrued expenses and other liabilities	9,813	26,381	41,717	38,129	14,054
Total Liabilities	111,150	407,747	1,168,758	1,631,773	719,532
Net Assets	$ 40,694,754	$ 118,094,527	$ 226,026,383	$ 209,431,144	$ 77,228,263

NET ASSETS CONSIST OF:

Paid-in capital	$ 37,412,506	$ 100,832,190	$ 182,815,467	$ 164,726,209	$ 60,448,819
Accumulated net investment income	623,767	1,993,067	4,218,569	3,717,833	1,366,902
Accumulated net realized gain/(loss) on investments	1,000,651	2,242,124	3,677,678	(444,743)	463,254
Net unrealized appreciation on investments	1,657,830	13,027,146	35,314,669	41,431,845	14,949,288
Net Assets	$ 40,694,754	$ 118,094,527	$ 226,026,383	$ 209,431,144	$ 77,228,263

Investments, at Cost	$ 39,078,982	$ 105,066,061	$ 191,100,423	$ 168,756,428	$ 62,493,940

PRICING OF SHARES:

Class I:
Net Assets	$ 3,265,944	$ 3,931,983	$ 20,457,774	$ 61,034,930	$ 23,814,428
Shares of beneficial interest outstanding	280,947	346,070	1,738,295	5,291,451	1,954,950
Net assets value, offering and redemption price per share	$ 11.62	$ 11.36	$ 11.77	$ 11.53	$ 12.18

Class II:
Net Assets	$ 37,428,810	$ 114,162,544	$ 205,568,609	$ 148,396,214	$ 53,413,835
Shares of beneficial interest outstanding	3,237,127	9,679,295	17,363,335	13,054,674	4,421,770
Net assets value, offering and redemption price per share	$ 11.56	$ 11.79	$ 11.84	$ 11.37	$ 12.08

See Notes to Financial Statements.

12  |  June 30, 2014

Ibbotson ETF Allocation Series
Statements of Operations	For the Six Months Ended June 30, 2014 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$ 353,110	$ 1,093,571	$ 2,244,976	$ 2,025,176	$ 761,215
Total Investment Income	353,110	1,093,571	2,244,976	2,025,176	761,215

EXPENSES:
Investment advisor fee	88,108	256,398	488,985	440,158	157,767
12b-1 fees:
Class II	45,431	139,147	250,090	178,438	62,230
Custodian fees	2,334	5,717	6,757	6,384	3,110
Legal fees	1,332	3,928	7,344	6,549	2,293
Audit fees	8,303	8,753	8,762	8,861	8,324
Trustees’ fees and expenses	3,538	10,320	19,494	17,608	6,225
Report to shareholder fees	2,131	7,177	13,447	12,614	4,197
Registration fees	50	–	635	412	532
Other expenses	5,219	9,473	13,492	11,995	5,386
Total expenses before waiver/ reimbursements	156,446	440,913	809,006	683,019	250,064
Less fees waived/reimbursed by investment advisor
Class I	(559)	–	–	–	(468)
Class II	(6,581)	–	–	–	(1,095)
Total Net Expenses	149,306	440,913	809,006	683,019	248,501
Net Investment Income	203,804	652,658	1,435,970	1,342,157	512,714

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	464,629	703,167	732,771	165,049	55,612
Net change in unrealized appreciation on investments	618,880	3,318,996	8,929,103	9,548,866	3,783,105
Net Realized and Unrealized Gain on Investments	1,083,509	4,022,163	9,661,874	9,713,915	3,838,717
Net Increase in Net Assets Resulting from Operations	$ 1,287,313	$ 4,674,821	$ 11,097,844	$ 11,056,072	$ 4,351,431

See Notes to Financial Statements.

13  |  June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
OPERATIONS:

Net investment income	$ 203,804	$ 419,968
Net realized gain on investments	464,629	667,027
Long-term capital gain distributions from other investment companies	–	61,258
Net change in unrealized appreciation/(depreciation) on investments	618,880	(141,406)
Net increase in net assets resulting from operations	1,287,313	1,006,847

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(46,269)
Class II	–	(466,524)
From net realized gain on investments
Class I	–	(36,839)
Class II	–	(433,280)
Total distributions	–	(982,912)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	616,139	958,305
Issued to shareholders in reinvestment of distributions	–	83,108
Cost of shares redeemed	(490,283)	(1,043,977)
Net increase/(decrease) from share transactions	125,856	(2,564)
Class II
Proceeds from sale of shares	5,608,507	12,614,166
Issued to shareholders in reinvestment of distributions	–	899,805
Cost of shares redeemed	(5,658,995)	(13,192,034)
Net increase/(decrease) from share transactions	(50,488)	321,937

Net increase in net assets	1,362,681	343,308

NET ASSETS:

Beginning of period	39,332,073	38,988,765
End of period*	$ 40,694,754	$ 39,332,073

* Includes accumulated net investment income of:	$ 623,767	$ 419,963

See Notes to Financial Statements.

14  |  June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	53,803	84,121
Reinvested	–	7,421
Redeemed	(42,917)	(91,759)
Net increase/(decrease) in shares outstanding	10,886	(217)

Class II
Sold	493,349	1,113,228
Reinvested	–	80,699
Redeemed	(497,532)	(1,162,175)
Net increase/(decrease) in shares outstanding	(4,183)	31,752

See Notes to Financial Statements.

15  |  June 30, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OPERATIONS:

Net investment income	$652,658	$1,340,409
Net realized gain on investments	703,167	1,945,305
Long-term capital gain distributions from other investment companies	–	134,392
Net change in unrealized appreciation on investments	3,318,996	4,781,473
Net increase in net assets resulting from operations	4,674,821	8,201,579

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(63,346)
Class II	–	(1,577,262)
From net realized gain on investments
Class I	–	(34,607)
Class II	–	(999,991)
Total distributions	–	(2,675,206)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	321,120	1,194,114
Issued to shareholders in reinvestment of distributions	–	97,953
Cost of shares redeemed	(282,511)	(1,021,988)
Net increase from share transactions	38,609	270,079
Class II
Proceeds from sale of shares	10,836,090	26,382,347
Issued to shareholders in reinvestment of distributions	–	2,577,253
Cost of shares redeemed	(11,914,440)	(33,019,015)
Net decrease from share transactions	(1,078,350)	(4,059,415)

Net increase in net assets	3,635,080	1,737,037

NET ASSETS:
Beginning of period	114,459,447	112,722,410
End of period*	$118,094,527	$114,459,447

*Includes accumulated net investment income of:	$1,993,067	$1,340,409

See Notes to Financial Statements.

16  |  June 30, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	28,936	111,089
Reinvested	–	9,095
Redeemed	(25,512)	(95,910)
Net increase in shares outstanding	3,424	24,274

Class II
Sold	942,724	2,366,446
Reinvested	–	230,112
Redeemed	(1,034,365)	(2,944,272)
Net decrease in shares outstanding	(91,641)	(347,714)

See Notes to Financial Statements.

17  |  June 30, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OPERATIONS:

Net investment income	$1,435,970	$2,732,018
Net realized gain on investments	732,771	3,592,851
Long-term capital gain distributions from other investment companies	–	173,550
Net change in unrealized appreciation on investments	8,929,103	16,496,038
Net increase in net assets resulting from operations	11,097,844	22,994,457

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(299,164)
Class II	–	(2,659,764)
From net realized gain on investments
Class I	–	(100,545)
Class II	–	(1,030,403)
Total distributions	–	(4,089,876)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,844,142	5,195,297
Issued to shareholders in reinvestment of distributions	–	399,709
Cost of shares redeemed	(1,777,666)	(1,588,973)
Net increase from share transactions	66,476	4,006,033
Class II
Proceeds from sale of shares	20,081,997	47,393,747
Issued to shareholders in reinvestment of distributions	–	3,690,167
Cost of shares redeemed	(24,153,789)	(46,305,023)
Net increase/(decrease) from share transactions	(4,071,792)	4,778,891

Net increase in net assets	7,092,528	27,689,505

NET ASSETS:

Beginning of period	218,933,855	191,244,350
End of period*	$226,026,383	$218,933,855

*Includes accumulated net investment income of:	$4,218,569	$2,782,599

See Notes to Financial Statements.

18  |  June 30, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	161,449	481,881
Reinvested	–	36,436
Redeemed	(156,420)	(146,075)
Net increase in shares outstanding	5,029	372,242

Class II
Sold	1,753,104	4,354,751
Reinvested	–	333,952
Redeemed	(2,105,726)	(4,262,464)
Net increase/(decrease) in shares outstanding	(352,622)	426,239

See Notes to Financial Statements.

19  |  June 30, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OPERATIONS:

Net investment income	$ 1,342,157	$ 2,320,917
Net realized gain on investments	165,049	1,943,541
Long-term capital gain distributions from other investment companies	–	111,913
Net change in unrealized appreciation on investments	9,548,866	22,648,236
Net increase in net assets resulting from operations	11,056,072	27,024,607

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(681,051)
Class II	–	(1,592,119)
From net realized gain on investments
Class I	–	(62,819)
Class II	–	(173,341)
Total distributions	–	(2,509,330)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,990,552	11,344,661
Issued to shareholders in reinvestment of distributions	–	743,870
Cost of shares redeemed	(1,706,833)	(2,193,522)
Net increase from share transactions	4,283,719	9,895,009
Class II
Proceeds from sale of shares	15,778,605	27,733,171
Issued to shareholders in reinvestment of distributions	–	1,765,460
Cost of shares redeemed	(18,199,095)	(25,372,948)
Net increase/(decrease) from share transactions	(2,420,490)	4,125,683

Net increase in net assets	12,919,301	38,535,969

NET ASSETS:

Beginning of period	196,511,843	157,975,874
End of period*	$ 209,431,144	$ 196,511,843

* Includes accumulated net investment income of:	$ 3,717,833	$ 2,375,676

See Notes to Financial Statements.

20  |  June 30, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OTHER INFORMATION - SHARES:
Class I
Sold	538,474	1,102,395
Reinvested	–	69,978
Redeemed	(155,391)	(209,088)
Net increase in shares outstanding	383,083	963,285

Class II
Sold	1,448,113	2,732,304
Reinvested	–	168,300
Redeemed	(1,673,096)	(2,502,051)
Net increase/(decrease) in shares outstanding	(224,983)	398,553

See Notes to Financial Statements.

21  |  June 30, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OPERATIONS:

Net investment income	$ 512,714	$ 832,464
Net realized gain on investments	55,612	732,762
Long-term capital gain distributions from other investment companies	–	23,184
Net change in unrealized appreciation on investments	3,783,105	8,383,216
Net increase in net assets resulting from operations	4,351,431	9,971,626

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(243,081)
Class II	–	(502,572)
From net realized gain on investments
Class I	–	(141,791)
Class II	–	(343,132)
Total distributions	–	(1,230,576)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,287,919	5,233,375
Issued to shareholders in reinvestment of distributions	–	384,872
Cost of shares redeemed	(1,118,491)	(994,997)
Net increase from share transactions	2,169,428	4,623,250
Class II
Proceeds from sale of shares	6,949,811	11,351,353
Issued to shareholders in reinvestment of distributions	–	845,704
Cost of shares redeemed	(5,131,738)	(8,478,532)
Net increase from share transactions	1,818,073	3,718,525

Net increase in net assets	8,338,932	17,082,825

NET ASSETS:

Beginning of period	68,889,331	51,806,506
End of period*	$ 77,228,263	$ 68,889,331

* Includes accumulated net investment income of:	$ 1,366,902	$ 854,188

See Notes to Financial Statements.

22  |  June 30, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

OTHER INFORMATION - SHARES:
Class I
Sold	283,149	485,361
Reinvested	–	34,549
Redeemed	(97,148)	(92,440)
Net increase in shares outstanding	186,001	427,470

Class II
Sold	601,660	1,059,456
Reinvested	–	76,465
Redeemed	(444,192)	(797,710)
Net increase in shares outstanding	157,468	338,211

See Notes to Financial Statements.

23  |  June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.24		$11.24	$11.03	$11.09	$10.54	$9.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.07		0.15	0.20	0.26	0.23	0.26
Net realized and unrealized gain on investments	0.31		0.16	0.40	0.11	0.47	0.56
Total income from investment operations	0.38		0.31	0.60	0.37	0.70	0.82

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.18)	(0.16)	(0.14)	(0.06)
From net realized gain	–		(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	–		(0.31)	(0.39)	(0.43)	(0.15)	(0.07)
Net increase/(decrease) in net asset value	0.38		–	0.21	(0.06)	0.55	0.75
Net asset value - end of period	$11.62		$11.24	$11.24	$11.03	$11.09	$10.54

Total Return*	3.38%	(2)	2.77%	5.48%	3.42%	6.67%	8.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,266		$3,037	$3,039	$2,504	$2,314	$1,501
Ratios to average net assets:
Total expenses before waiver/ reimbursements	0.56%	(3)	0.58%	0.60%	0.63%	0.74%	0.95%
Net expenses after waiver/ reimbursements	0.53%	(3)	0.53%	0.53%	0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.26%	(3)	1.29%	1.75%	2.31%	2.12%	2.63%
Portfolio turnover rate	11%	(2)	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

24  |  June 30, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.20		$11.20	$11.00	$11.07	$10.53	$9.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.06		0.12	0.17	0.24	0.20	0.24
Net realized and unrealized gain on investments	0.30		0.17	0.40	0.10	0.48	0.55
Total income from investment operations	0.36		0.29	0.57	0.34	0.68	0.79

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.15)	(0.16)	(0.14)	(0.13)	(0.06)
From net realized gain	–		(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	–		(0.29)	(0.37)	(0.41)	(0.14)	(0.07)
Net increase/(decrease) in net asset value	0.36		–	0.20	(0.07)	0.54	0.72
Net asset value - end of period	$11.56		$11.20	$11.20	$11.00	$11.07	$10.53

Total Return*	3.21%	(2)	2.56%	5.21%	3.14%	6.48%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$37,429		$36,295	$35,950	$27,460	$19,488	$14,744
Ratios to average net assets:
Total expenses before waiver/ reimbursements	0.81%	(3)	0.83%	0.85%	0.88%	0.99%	1.20%
Net expenses after waiver/ reimbursements	0.78%	(3)	0.78%	0.78%	0.77%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.01%	(3)	1.05%	1.53%	2.10%	1.88%	2.39%
Portfolio turnover rate	11%	(2)	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

25  |  June 30, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.90		$10.41	$10.11	$10.25	$9.46	$8.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.08		0.15	0.20	0.23	0.22	0.23
Net realized and unrealized gain/(loss) on investments	0.38		0.63	0.63	(0.09)	0.63	0.93
Total income from investment operations	0.46		0.78	0.83	0.14	0.85	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.20)	(0.11)	(0.06)	(0.10)
From net realized gain	–		(0.10)	(0.33)	(0.17)	–	(0.01)
Total distributions	–		(0.29)	(0.53)	(0.28)	(0.06)	(0.11)
Net increase/(decrease) in net asset value	0.46		0.49	0.30	(0.14)	0.79	1.05
Net asset value - end of period	$11.36		$10.90	$10.41	$10.11	$10.25	$9.46

Total Return*	4.22%	(2)	7.58%	8.18%	1.37%	9.04%	13.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,932		$3,736	$3,315	$2,186	$1,701	$776
Ratios to average net assets:
Total expenses before waiver/ reimbursements	0.52%	(3)	0.53%	0.52%	0.55%	0.66%	0.82%
Net expenses after waiver/ reimbursements	0.52%	(3)	0.53%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.38%	(3)	1.39%	1.90%	2.25%	2.22%	2.59%
Portfolio turnover rate	7%	(2)	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

26  |  June 30, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.33		$10.81	$10.49	$10.64	$9.82	$8.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.06		0.13	0.17	0.21	0.24	0.21
Net realized and unrealized gain/(loss) on investments	0.40		0.65	0.66	(0.10)	0.63	0.95
Total income from investment operations	0.46		0.78	0.83	0.11	0.87	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.18)	(0.09)	(0.05)	(0.06)
From net realized gain	–		(0.10)	(0.33)	(0.17)	–	(0.01)
Total distributions	–		(0.26)	(0.51)	(0.26)	(0.05)	(0.07)
Net increase/(decrease) in net asset value	0.46		0.52	0.32	(0.15)	0.82	1.09
Net asset value - end of period	$11.79		$11.33	$10.81	$10.49	$10.64	$9.82

Total Return*	4.06%	(2)	7.33%	7.87%	1.08%	8.88%	13.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$114,163		$110,724	$109,407	$94,049	$76,487	$23,595
Ratios to average net assets:
Total expenses before waiver/ reimbursements	0.77%	(3)	0.78%	0.77%	0.80%	0.90%	1.06%
Net expenses after waiver/ reimbursements	0.77%	(3)	0.78%	0.77%	0.77%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.13%	(3)	1.14%	1.57%	1.98%	2.39%	2.33%
Portfolio turnover rate	7%	(2)	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

27  |  June 30, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.18		$10.18	$9.74	$10.08	$9.08	$7.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.17	0.21	0.22	0.21	0.20
Net realized and unrealized gain/(loss) on investments	0.50		1.07	0.86	(0.28)	0.86	1.31
Total income/(loss) from investment operations	0.59		1.24	1.07	(0.06)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.18)	(0.12)	(0.07)	(0.07)
From net realized gain	–		(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	–		(0.24)	(0.63)	(0.28)	(0.07)	(0.08)
Net increase/(decrease) in net asset value	0. 59		1.00	0.44	(0.34)	1.00	1.43
Net asset value - end of period	$11.77		$11.18	$10.18	$9.74	$10.08	$9.08

Total Return*	5.28%	(2)	12.19%	11.00%	(0.56)%	11.85%	19.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,458		$19,383	$13,860	$8,406	$6,270	$3,366
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51%	(3)	0.52%	0.51%	0.53%	0.60%	0.68%
Net expenses after waiver/reimbursements	0.51%	(3)	0.52%	0.51%	0.52%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.55%	(3)	1.59%	2.06%	2.19%	2.18%	2.45%
Portfolio turnover rate	6%	(2)	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

28  |  June 30, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.26		$10.26	$9.81	$10.17	$9.17	$7.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.14	0.18	0.19	0.20	0.18
Net realized and unrealized gain/(loss) on investments	0.51		1.07	0.88	(0.29)	0.87	1.33
Total income/(loss) from investment operations	0.58		1.21	1.06	(0.10)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.15)	(0.16)	(0.10)	(0.07)	(0.06)
From net realized gain	–		(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	–		(0.21)	(0.61)	(0.26)	(0.07)	(0.07)
Net increase/(decrease) in net asset value	0.58		1.00	0.45	(0.36)	1.00	1.44
Net asset value - end of period	$11.84		$11.26	$10.26	$9.81	$10.17	$9.17

Total Return*	5.15%	(2)	11.86%	10.81%	(0.89)%	11.63%	19.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$205,569		$199,551	$177,384	$146,175	$116,197	$52,023
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	(3)	0.77%	0.76%	0.78%	0.84%	0.92%
Net expenses after waiver/reimbursements	0.76%	(3)	0.77%	0.76%	0.77%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.29%	(3)	1.30%	1.68%	1.89%	2.13%	2.20%
Portfolio turnover rate	6%	(2)	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

29  |  June 30, 2014

Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.91		$9.48	$9.17	$9.75	$8.60	$6.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.16	0.18	0.18	0.19	0.17
Net realized and unrealized gain/(loss) on investments	0.53		1.42	1.02	(0.53)	1.03	1.56
Total income/(loss) from investment operations	0.62		1.58	1.20	(0.35)	1.22	1.73

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.15)	(0.12)	(0.07)	(0.06)
From net realized gain	–		(0.01)	(0.74)	(0.11)	–	(0.00)	(2)
Total distributions	–		(0.15)	(0.89)	(0.23)	(0.07)	(0.06)
Net increase/(decrease) in net asset value	0.62		1.43	0.31	(0.58)	1.15	1.67
Net asset value - end of period	$11.53		$10.91	$9.48	$9.17	$9.75	$8.60

Total Return*	5.68%	(3)	16.78%	13.24%	(3.50)%	14.19%	24.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$61,035		$53,553	$37,403	$26,531	$20,472	$10,993
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51%	(4)	0.52%	0.52%	0.54%	0.60%	0.66%
Net expenses after waiver/reimbursements	0.51%	(4)	0.52%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.57%	(4)	1.53%	1.84%	1.85%	2.15%	2.31%
Portfolio turnover rate	5%	(3)	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30  |  June 30, 2014

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.77		$9.36	$9.07	$9.65	$8.53	$6.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.12	0.14	0.14	0.19	0.15
Net realized and unrealized gain/(loss) on investments	0.53		1.42	1.02	(0.50)	0.99	1.55
Total income/(loss) from investment operations	0.60		1.54	1.16	(0.36)	1.18	1.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.12)	(0.13)	(0.11)	(0.06)	(0.06)
From net realized gain	–		(0.01)	(0.74)	(0.11)	–	(0.00)	(2)
Total distributions	–		(0.13)	(0.87)	(0.22)	(0.06)	(0.06)
Net increase/(decrease) in net asset value	0.60		1.41	0.29	(0.58)	1.12	1.64
Net asset value - end of period	$11.37		$10.77	$9.36	$9.07	$9.65	$8.53

Total Return*	5.57%	(3)	16.54%	12.92%	(3.68)%	13.86%	24.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$148,396		$142,959	$120,573	$107,209	$103,552	$48,232
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	(4)	0.77%	0.77%	0.79%	0.84%	0.91%
Net expenses after waiver/reimbursements	0.76%	(4)	0.77%	0.77%	0.76%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.27%	(4)	1.23%	1.47%	1.47%	2.14%	2.03%
Portfolio turnover rate	5%	(3)	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

31  |  June 30, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.48		$9.88	$8.75		$9.31	$8.09	$6.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.18	0.18		0.17	0.19	0.16
Net realized and unrealized gain/(loss) on investments	0.61		1.64	1.08		(0.62)	1.07	1.60
Total income/(loss) from investment operations	0.70		1.82	1.26		(0.45)	1.26	1.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.13)		(0.11)	(0.04)	(0.03)
From net realized gain	–		(0.08)	(0.00)	(2)	–	–	(0.00)	(2)
Total distributions	–		(0.22)	(0.13)		(0.11)	(0.04)	(0.03)
Net increase/(decrease) in net asset value	0.70		1.60	1.13		(0.56)	1.22	1.73
Net asset value - end of period	$12.18		$11.48	$9.88		$8.75	$9.31	$8.09

Total Return*	6.10%	(3)	18.53%	14.46%		(4.85)%	15.58%	27.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,814		$20,301	$13,256		$8,937	$6,745	$3,462
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	(4)	0.55%	0.57%		0.60%	0.82%	1.28%
Net expenses after waiver/reimbursements	0.52%	(4)	0.52%	0.53%		0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.64%	(4)	1.63%	1.91%		1.81%	2.27%	2.28%
Portfolio turnover rate	4%	(3)	8%	23%		43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32  |  June 30, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.39		$9.82	$8.70		$9.26	$8.06	$6.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.14	0.14		0.13	0.31	0.13
Net realized and unrealized gain/(loss) on investments	0.61		1.63	1.09		(0.60)	0.92	1.61
Total income/(loss) from investment operations	0.69		1.77	1.23		(0.47)	1.23	1.74

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.12)	(0.11)		(0.09)	(0.03)	(0.06)
From net realized gain	–		(0.08)	(0.00)	(2)	–	–	(0.00)	(2)
Total distributions	–		(0.20)	(0.11)		(0.09)	(0.03)	(0.06)
Net increase/(decrease) in net asset value	0.69		1.57	1.12		(0.56)	1.20	1.68
Net asset value - end of period	$12.08		$11.39	$9.82		$8.70	$9.26	$8.06

Total Return*	6.06%	(3)	18.12%	14.20%		(5.04)%	15.21%	27.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,414		$48,589	$38,551		$33,554	$32,250	$5,823
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	(4)	0.80%	0.82%		0.84%	1.03%	1.55%
Net expenses after waiver/reimbursements	0.77%	(4)	0.77%	0.78%		0.76%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.35%	(4)	1.31%	1.51%		1.45%	3.66%	1.89%
Portfolio turnover rate	4%	(3)	8%	23%		43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

33  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	June 30, 2014 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

Portfolio Commentary

During the six month period of January 1, 2014 to June 30, 2014, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of 18.5% (Class III delivered a net return of 18.3%). This compares to the Fund’s index, the Alerian Energy Infrastructure Index (“AMEI Index”), which gained 17.1% on a price-return and 19.3% on a total return basis.

During the period, DTE Energy (DTE), Genesis Energy LP (GEL), and EnLink Midstream LLC (ENLC) were added to the Index. Boardwalk Pipeline Partners (BWP), New Jersey Resources Corp (NJR), and SemGroup Corporation (SEMG) were removed from the Index.

Top contributors to the Index during the period include Targa Resources Corp (TRGP), Williams Companies (WMB), and Magellan Midstream Partners (MMP), all gaining more than 30% on a price-return basis. There were no constituents that generated negative returns during the period.

Energy infrastructure companies continue to benefit from the dramatic increase in natural gas, crude oil, and natural gas liquids production known as the energy renaissance. Energy infrastructure assets, including pipelines, storage facilities, and processing plants, are the bridge by which the reserves and production in supply basins make their way to demand centers. As production grows, the need to construct additional infrastructure increases as well.

In March 2014, the Interstate Natural Gas Association of America updated its North American midstream infrastructure study, noting $640 billion of midstream infrastructure investment will be needed over the next 20 years through 2035. This represents a sharp increase from the $250 billion estimate released just three years prior. Updated numbers reflect new production forecast estimates and include infrastructure related to natural gas, natural gas liquids, crude oil, as well as other assets previously not accounted for such as compression for gathering, fractionation, crude oil, leasing equipment, and LNG export facilities.

For perspective, the total market capitalization of the 30 names in the AMEI Index at June 30, 2014 was $516 billion. The additional $640 billion of needed investment represents a vast opportunity for the constituents in the AMEI to participate in the energy infrastructure build-out of North America. With toll-road business models anchored by inflation-indexed tariff increases and billions of dollars of infrastructure opportunities over the next few decades, we believe that energy infrastructure companies continue to represent a compelling potential investment opportunity for investors seeking total return.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2014

			Since Inception (5/01/13)	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/14
	Six Months	1 Year		Gross	Net[1]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	18.49%	33.65%	23.14%	3.11%	0.80%
ALPS | Alerian Energy Infrastructure Portfolio - Class lll	18.28%	32.91%	22.56%	2.22%	1.30%
Alerian Energy Infrastructure Index[2]	19.33%	35.70%	25.07%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance

34  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2014 (Unaudited)

may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[2]

The Alerian Energy Infrastructure Index is a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

If an MLP in the portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Alerian.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

35  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2014 (Unaudited)

Top 10 Holdings* (as of June 30, 2014)

Williams Cos., Inc.	5.0%
TransCanada Corp.	4.9%
Enbridge, Inc.	4.8%
Targa Resources Corp.	4.7%
Plains GP Holdings LP, Class A	4.5%
Kinder Morgan, Inc.	4.2%
ONEOK, Inc.	4.2%
Spectra Energy Corp.	4.1%
EnLink Midstream LLC	4.0%
MarkWest Energy Partners LP	3.7%
Total:	44.1%

*	% of Net Assets.

Holdings	are subject to change.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2014)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 34 and 36 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

36  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Canadian Infrastructure - 19.93%
AltaGas, Ltd.	26,736	$1,229,748
Emera, Inc.	39,452	1,261,148
Gibson Energy, Inc.	39,855	1,271,416
Inter Pipeline, Ltd.	40,899	1,269,458
Keyera Corp.	17,748	1,307,502
Pembina Pipeline Corp.	29,804	1,282,322
Veresen, Inc.	75,151	1,320,539

Total Canadian Infrastructure
(Cost $7,507,444)		8,942,133

Canadian Master Limited Partnership Affiliates - 9.67%
Enbridge, Inc.	45,336	2,151,128
TransCanada Corp.	45,783	2,185,210

Total Canadian Master Limited Partnership Affiliates
(Cost $4,096,313)		4,336,338

Master Limited Partnerships - 24.46%
Buckeye Partners LP	19,308	1,603,722
Energy Transfer Partners LP	26,704	1,548,031
Enterprise Products Partners LP	20,173	1,579,344
Genesis Energy LP	26,592	1,490,216
Magellan Midstream Partners LP	18,073	1,518,855
MarkWest Energy Partners LP	23,423	1,676,618
Western Gas Partners LP	20,395	1,559,810

Total Master Limited Partnerships
(Cost $9,704,065)		10,976,596

	Shares	Value
U.S. Infrastructure - 14.79%
Atmos Energy Corp.	17,795	$950,253
CenterPoint Energy, Inc.	37,861	966,970
Dominion Resources, Inc.	13,036	932,335
DTE Energy Co.	11,943	930,001
NiSource, Inc.	24,121	948,920
OGE Energy Corp.	24,656	963,557
Questar Corp.	37,988	942,102

Total U.S. Infrastructure
(Cost $6,029,806)		6,634,138

U.S. Master Limited Partnership Affiliates - 30.70%
EnLink Midstream LLC	43,412	1,808,544
Kinder Morgan, Inc.	51,913	1,882,365
ONEOK, Inc.	27,639	1,881,663
Plains GP Holdings LP, Class A	63,080	2,017,929
Spectra Energy Corp.	43,672	1,855,187
Targa Resources Corp.	15,109	2,108,763
Williams Cos., Inc.	38,155	2,221,003

Total U.S. Master Limited Partnership Affiliates
(Cost $11,065,405)		13,775,454

7-Day Yield		Shares	Value
Short Term Investments - 0.98%
Morgan Stanley
Institutional Liquidity
Fund- Prime Portfolio	0.061%	440,625	$440,625

Total Short Term Investments
(Cost $440,625)			440,625

Total Investments - 100.53%
(Total cost $38,843,658)			45,105,284

Liabilities in Excess of Other Assets - (0.53)%			(237,283)

Net Assets - 100.00%			$44,868,001

Sector Allocation# as a percentage of net assets (Unaudited)

See Notes to Financial Statements.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014.

#	Future holdings are subject to change.

37  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	June 30, 2014 (Unaudited)

ASSETS:

Investments, at value (Investments, at Cost, see below)	$45,105,284
Receivable for investments sold	1,396
Receivable for shares sold	257,708
Dividends receivable	59,056
Other assets	1,449
Total Assets	45,424,893

LIABILITIES:

Payable for investments purchased	431,500
Payable for shares redeemed	15,985
Payable to advisor	23,205
Payable for distribution and service fees	41,141
Payable for audit fees	15,090
Accrued expenses and other liabilities	29,971
Total Liabilities	556,892
Net Assets	$44,868,001

NET ASSETS CONSIST OF:

Paid-in capital	$37,699,638
Accumulated net investment income	388,548
Accumulated net realized gain on investments and foreign currency transactions	516,366
Net unrealized appreciation on investments and translation of assets and liablities denominated in foreign currencies	6,263,449
Net Assets	$44,868,001

Investments, at Cost	$38,843,658

PRICING OF SHARES:

Class I:
Net Assets	$196,848
Shares of beneficial interest outstanding	15,442
Net assets value, offering and redemption price per share	$12.75

Class III:
Net Assets	$44,671,153
Shares of beneficial interest outstanding	3,523,573
Net assets value, offering and redemption price per share	$12.68

See Notes to Financial Statements.

38  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of withholding taxes of $26,673)	$492,582
Total Investment Income	492,582

EXPENSES:
Investment advisor fee	97,349
12b-1 fees:
Class III	34,560
Shareholder servicing fees:
Class III	34,560
Custodian fees	23,567
Legal fees	546
Audit fees	9,912
Offering costs	975
Trustees’ fees and expenses	2,268
Report to shareholder fees	2,747
Registration fees	1,676
Other expenses	2,265
Total expenses before waiver/reimbursements	210,425
Less fees waived/reimbursed by investment advisor
Class I	(208)
Class III	(29,841)
Total Net Expenses	180,376
Net Investment Income	312,206

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	85,161
Foreign currency transactions	(36,455)
Net change in unrealized appreciation on:
Investments	5,309,428
Translation of assets and liabilities denominated in foreign currencies	1,852
Net Realized and Unrealized Gain on Investments	5,359,986
Net Increase in Net Assets Resulting from Operations	$5,672,192

See Notes to Financial Statements.

39  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

OPERATIONS:

Net investment income	$312,206	$141,045
Net realized gain on investments and foreign currency transactions	48,706	400,954
Net change in unrealized appreciation on investments and translation of assets and liablities denominated in foreign currencies	5,311,280	952,169
Net increase in net assets resulting from operations	5,672,192	1,494,168

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	22,123	140,363
Cost of shares redeemed	(6,761)	(52)
Net increase from share transactions	15,362	140,311
Class III
Proceeds from sale of shares	20,037,627	18,445,268
Cost of shares redeemed	(657,929)	(278,998)
Net increase from share transactions	19,379,698	18,166,270

Net increase in net assets	25,067,252	19,800,749

NET ASSETS:

Beginning of period	19,800,749	–
End of period*	$44,868,001	$19,800,749

*Includes accumulated net investment income of:	$388,548	$76,432

OTHER INFORMATION – SHARES:

Class I
Sold	2,000	14,064
Redeemed	(617)	(5)
Net increase in shares outstanding	1,383	14,059

Class III
Sold	1,748,905	1,859,960
Redeemed	(57,614)	(27,678)
Net increase in shares outstanding	1,691,291	1,832,282

See Notes to Financial Statements.

40  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2014 (Unaudited)		For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.76		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.16		0.18
Net realized and unrealized gain on investments	1.83		0.58
Total income from investment operations	1.99		0.76

Net increase in net asset value	1.99		0.76
Net asset value - end of period	$12.75		$10.76

Total Return*	18.49%	(2)	7.60%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$197		$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.05%	(3)	3.11%	(3)
Net expenses after waiver/reimbursements	0.80%	(3)	0.80%	(3)
Net investment income after waiver/reimbursements	2.80%	(3)	2.67%	(3)
Portfolio turnover rate	13%	(2)	26%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

41  |  June 30, 2014

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2014 (Unaudited)		For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.72		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.13		0.14
Net realized and unrealized gain on investments	1.83		0.58
Total income from investment operations	1.96		0.72

Net increase in net asset value	1.96		0.72
Net asset value - end of period	$12.68		$10.72

Total Return*	18.28%	(2)	7.20%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$44,671		$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.52%	(3)	2.22%	(3)
Net expenses after waiver/reimbursements	1.30%	(3)	1.30%	(3)
Net investment income after waiver/ reimbursements	2.24%	(3)	2.16%	(3)
Portfolio turnover rate	13%	(2)	26%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

42  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview	June 30, 2014 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio”) is to seek capital appreciation.

The Portfolio is actively managed, investing primarily in Exchange Traded Funds (“ETFs”). The investment approach of the Tactical Defensive Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2014

	Since Inception (5/01/13)[1]	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/14
		Gross	Net[2]
ALPS | Stadion Tactical Defensive Portfolio - Class I	3.80%	1.11%	1.05%
ALPS | Stadion Tactical Defensive Portfolio - Class III	3.70%	1.61%	1.55%
80% S&P 500® Index / 20% Barclays U.S. Aggregate Bond Index	3.80%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

43  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview (continued)	June 30, 2014 (Unaudited)

Holdings* (as of June 30, 2014)

First Trust NASDAQ-100® Equal Weighted Index Fund	15.6%
Guggenheim® S&P 500® Equal Weight ETF	15.1%
Russell® 2000 ETF	10.3%
Russell® 1000 Value ETF	10.2%
Powershares® QQQ Trust Series 1	10.1%
S&P 100® ETF	10.0%
MSCI ACWI ETF	9.9%
Health Care Select Sector SPDR® Fund	8.0%
SPDR® S&P 500® ETF Trust	5.1%
MSCI Emerging Markets ETF	5.1%
Total:	99.4%

*%	of Net Assets.

Holdings	are subject to change.

Growth of $10,000 (as of June 30, 2014)

ALPS | Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 43 and 44 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

44  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Schedule of Investments	As of June 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.25%
iShares - 45.36%
MSCI ACWI ETF	424	$25,550
MSCI Emerging Markets ETF	303	13,099
Russell 1000® Value ETF	260	26,330
Russell 2000® ETF	224	26,613
S&P 100® ETF	300	25,959

Total iShares		117,551

Other - 53.89%
First Trust NASDAQ-100® Equal Weighted Index Fund	1,040	40,550
Guggenheim® S&P 500® Equal Weight ETF	510	39,122
Health Care Select Sector SPDR® Fund	342	20,804
Powershares® QQQ Trust Series 1	278	26,107
SPDR® S&P 500® ETF Trust	67	13,113

Total Other		139,696

Total Exchange Traded Funds (Cost $248,966)		257,247

7-Day Yield		Shares	Value
Short Term Investments - 2.94%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	7,615	$7,615

Total Short Term Investments
(Cost $7,615)			7,615

Total Investments - 102.19%
(Total cost $256,581)			264,862

Liabilities in Excess of Other Assets - (2.19)%			(5,664)

Net Assets - 100.00%			$259,198

Sector Allocation# as a percentage of net assets (Unaudited)	* Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2014. # Future holdings are subject to change.

See Notes to Financial Statements.

45  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Statement of Assets and Liabilities	June 30, 2014 (Unaudited)

ASSETS:

Investments, at value (Investments, at Cost, see below)	$264,862
Receivable for investments sold	24,898
Dividends receivable	748
Other assets	4,428
Total Assets	294,936

LIABILITIES:

Payable for investments purchased	26,258
Payable for distribution and service fees	141
Payable for audit fees	4,482
Accrued expenses and other liabilities	4,857
Total Liabilities	35,738
Net Assets	$259,198

NET ASSETS CONSIST OF:

Paid-in capital	$250,000
Accumulated net investment income	678
Accumulated net realized gain on investments	239
Net unrealized appreciation on investments	8,281
Net Assets	$259,198

Investments, at Cost	$256,581

PRICING OF SHARES:

Class I:
Net Assets	$25,939
Shares of beneficial interest outstanding	2,500
Net assets value, offering and redemption price per share	$10.38

Class III:
Net Assets	$233,259
Shares of beneficial interest outstanding	22,500
Net assets value, offering and redemption price per share	$10.37

See Notes to Financial Statements.

46  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Statement of Operations	For the Period May 1, 2014 (Commencement of Operations) to June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,199
Total Investment Income	1,199

EXPENSES:
Investment advisor fee	312
12b-1 fees:
Class III	94
Shareholder servicing fees:
Class III	94
Custodian fees	558
Legal fees	300
Audit fees	4,482
Offering costs	844
Trustees’ fees and expenses	708
Report to shareholder fees	1,031
Registration fees	764
Other expenses	652
Total expenses before waiver/reimbursements	9,839
Less fees waived/reimbursed by investment advisor
Class I	(932)
Class III	(8,386)
Total Net Expenses	521
Net Investment Income	678

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	239
Net change in unrealized appreciation on:
Investments	8,281
Net Realized and Unrealized Gain on Investments	8,520
Net Increase in Net Assets Resulting from Operations	$9,198

See Notes to Financial Statements.

47  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio

Statement of Changes in Net Assets

For the Period May 1, 2014 (Commencement of Operations) to June 30, 2014 (Unaudited)

OPERATIONS:

Net investment income	$678
Net realized gain on investments	239
Net change in unrealized appreciation on investments	8,281
Net increase in net assets resulting from operations	9,198

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	25,000
Net increase from share transactions	25,000
Class III
Proceeds from sale of shares	225,000
Net increase from share transactions	225,000

Net increase in net assets	259,198

NET ASSETS:

Beginning of period	–
End of period*	$259,198

*Includes accumulated net investment income of:	$678

OTHER INFORMATION - SHARES:

Class I
Sold	2,500
Net increase in shares outstanding	2,500

Class III
Sold	22,500
Net increase in shares outstanding	22,500

See Notes to Financial Statements.

48  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period May 1, 2014 (Commencement of Operations) to June 30, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.03
Net realized and unrealized gain on investments	0.35
Total income from investment operations	0.38

Net increase in net asset value	0.38
Net asset value - end of period	$10.38

Total Return*	3.80%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	23.17%	(3)
Net expenses after waiver/reimbursements	0.80%	(3)
Net investment income after waiver/reimbursements	2.08%	(3)
Portfolio turnover rate	10%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

49  |  June 30, 2014

ALPS | Stadion Tactical Defensive Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period May 1, 2014 (Commencement of Operations) to June 30, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.03
Net realized and unrealized gain on investments	0.34
Total income from investment operations	0.37

Net increase in net asset value	0.37
Net asset value - end of period	$10.37

Total Return*	3.70%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$233
Ratios to average net assets:
Total expenses before waiver/reimbursements	23.67%	(3)
Net expenses after waiver/reimbursements	1.30%	(3)
Net investment income after waiver/reimbursements	1.58%	(3)
Portfolio turnover rate	10%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

50  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the following seven series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio and ALPS | Stadion Tactical Defensive Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The ALPS | Alerian Energy Infrastructure Portfolio commenced operations on May 1, 2013. The ALPS | Stadion Tactical Defensive Portfolio commenced operations on May 1, 2014.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio and ALPS | Stadion Tactical Defensive Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company for financial reporting purposes under GAAP.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes(“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

51  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the exchange closes at a different time or an emergency exists. With respect to any portion of an Ibbotson Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the official closing price on the exchange of the those underlying ETFs in which the Ibbotson Portfolios invest, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and exchange-traded funds for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2014:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$40,309,200	$–	$–	$40,309,200
Short-Term Investments	427,612	–	–	427,612

Total	$40,736,812	$–	$–	$40,736,812

52  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$116,951,325	$–	$–	$116,951,325
Short-Term Investments	1,141,882	–	–	1,141,882

Total	$118,093,207	$–	$–	$118,093,207

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$223,818,933	$–	$–	$223,818,933
Short-Term Investments	2,596,159	–	–	2,596,159

Total	$226,415,092	$–	$–	$226,415,092

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$209,414,104	$–	$–	$209,414,104
Short-Term Investments	774,169	–	–	774,169

Total	$210,188,273	$–	$–	$210,188,273

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$77,199,120	$–	$–	$77,199,120
Short-Term Investments	244,108	–	–	244,108

Total	$77,443,228	$–	$–	$77,443,228

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Canadian Infrastructure	$8,942,133	$–	$–	$8,942,133
Canadian Master Limited Partnership Affiliates	4,336,338	–	–	4,336,338
Master Limited Partnerships	10,976,596	–	–	10,976,596
U.S. Infrastructure	6,634,138	–	–	6,634,138
U.S. Master Limited Partnership Affiliates	13,775,454	–	–	13,775,454
Short-Term Investments	440,625	–	–	440,625

Total	$45,105,284	$–	$–	$45,105,284

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$257,247	$–	$–	$257,247
Short-Term Investments	7,615	–	–	7,615

Total	$264,862	$–	$–	$264,862

53  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

The Portfolios recognize transfers between levels as of the end of the period. For the six months or period ended June 30, 2014, there were no transfers between Level 1 and Level 2 securities. For the six months or period ended June 30, 2014, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months or period ended June 30, 2014, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Alerian Energy Infrastructure Portfolio’s commencement date was May 1, 2013; therefore no tax returns have been filed. The ALPS | Stadion Tactical Defensive Portfolio’s commencement date was on April 30, 2014; therefore no tax returns have been filed.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sour ces as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio invests in securities of non-U.S. issuers (including Canadian issuers) which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in

54  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of June 30, 2014.

The tax character of the distributions paid during the year ended December 31, 2013 were as follows:

2013	Ordinary Income	Long-Term Capital Gain	Total
Ibbotson Conservative ETF Asset Allocation Portfolio	$512,793	$470,119	$982,912
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,640,627	1,034,579	2,675,206
Ibbotson Balanced ETF Asset Allocation Portfolio	2,958,979	1,130,897	4,089,876
Ibbotson Growth ETF Asset Allocation Portfolio	2,273,170	236,160	2,509,330
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	745,653	484,923	1,230,576
ALPS | Alerian Energy Infrastructure Portfolio	–	–	–

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the Portfolios had pre-enactment capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to §382 tax limitations, such capital loss carryforwards will expire as follows:

Capital Losses Expiring 12/31/2016
Ibbotson Conservative ETF Asset Allocation Portfolio	$–
Ibbotson Income and Growth ETF Asset Allocation Portfolio	–
Ibbotson Balanced ETF Asset Allocation Portfolio	–
Ibbotson Growth ETF Asset Allocation Portfolio	532,693
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	–
ALPS | Alerian Energy Infrastructure Portfolio	–

55  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

As of June 30, 2014, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/Depreciation
Ibbotson Conservative ETF Asset Allocation Portfolio	$39,092,108	$1,999,575	$(354,871)	$1,644,704
Ibbotson Income and Growth ETF Asset Allocation Portfolio	105,330,204	13,485,167	(722,164)	12,763,003
Ibbotson Balanced ETF Asset Allocation Portfolio	191,355,139	36,189,664	(1,129,711)	35,059,953
Ibbotson Growth ETF Asset Allocation Portfolio	169,067,873	42,017,217	(896,817)	41,120,400
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	62,564,878	15,197,533	(319,183)	14,878,350
ALPS | Alerian Energy Infrastructure Portfolio	38,517,790	6,630,717	(43,223)	6,587,494
ALPS | Stadion Tactical Defensive Portfolio	256,581	8,281	–	8,281

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months or period ended June 30, 2014, were as follows for each Portfolio:

Fund	Purchases	Sales
Ibbotson Conservative ETF Asset Allocation Portfolio	$4,494,675	$4,207,250
Ibbotson Income and Growth ETF Asset Allocation Portfolio	7,743,597	8,082,621
Ibbotson Balanced ETF Asset Allocation Portfolio	12,087,533	14,835,412
Ibbotson Growth ETF Asset Allocation Portfolio	12,530,760	9,502,946
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	7,499,899	3,075,403
ALPS | Alerian Energy Infrastructure Portfolio	23,329,065	3,786,471
ALPS | Stadion Tactical Defensive Portfolio	273,626	24,898

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser is responsible for selecting the sub-adviser to each Portfolio.

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser monthly an annual management fee of 0.45% for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, 0.70% for the ALPS | Alerian Energy Infrastructure Portfolio and 0.75% for the ALPS | Stadion Tactical Defensive Portfolio based on such Portfolio’s average daily net assets. The Adviser pays all fees due to a Sub-adviser out of the management fee the Adviser receives from each Portfolio.

The Sub-Advisers are engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale investments in the portion of each Portfolio’s investment portfolio under its management.

56  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Adviser”) serves as the Sub-Adviser to the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (collectively, the “Ibbotson Portfolios”). Ibbotson, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc. Pursuant to the sub-advisory agreement with Ibbotson the Adviser pays the Sub-Adviser monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

Stadion Money Management, LLC (“Stadion” or the “Sub-Adviser”) serves as the Sub-Adviser to the ALPS | Stadion Tactical Defensive Portfolio. Stadion, founded in 1993, is a registered investment adviser located in Watkinsville, Georgia. Pursuant to the sub-advisory agreement with Stadion the Adviser pays the Sub-Adviser monthly an annual sub-advisory management fee of 0.50% based on such Portfolio’s average daily net assets.

6. OTHER AGREEMENTS

Distribution Agreement: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. Prior to April 30, 2013, ALPS Distributors, Inc. served as the principal underwriter and national distributor for the Portfolios. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2013 there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II
Ibbotson Conservative ETF Asset Allocation Portfolio	0.25%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Balanced ETF Asset Allocation Portfolio	0.25%
Ibbotson Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Stadion Tactical Defensive Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Stadion Tactical Defensive Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreement between the Adviser and the Sub-Adviser, for the benefit of the Ibbotson Portfolios, the Adviser and Sub-Adviser contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and Sub-Adviser agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Adviser are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.53% for Class I shares and Class II shares. Each party also agrees that the waivers shall continue through the end of the period ending April 29, 2015. The Adviser and Ibbotson acknowledge that neither party will be entitled to collect on or make a claim for waived fees at any time in the future.

Under the terms of the Expense Limitation Agreement between the Trust and the Adviser, for the benefit of the ALPS | Alerian Energy Infrastructure Portfolio, the Adviser has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory fee and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio (exclusive of distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage commissions, taxes and

57  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

extraordinary expenses) not exceeding 0.80% for Class I and Class III shares. The Adviser and the Trust each also agrees that the waivers shall continue through the period ending April 29, 2015. The Adviser acknowledges that it will not be entitled to collect on or make a claim for waived fees at any time in the future.

Under the terms of the Expense Limitation Agreement with the Adviser and the Sub-Adviser for the benefit of the ALPS | Stadion Tactical Defensive Portfolio, the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by the Portfolio. The Adviser and Sub-Adviser shall, in the ratio of one-third and two-thirds, respectively, reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual fund expense ratio (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) not exceeding 0.80% for Class I and Class III shares. Each party also agrees the waivers shall continue through the end of the period ending April 29, 2015. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. For the period ending June 30, 2014 the Adviser and Sub-Advisor waived or reimbursed $932 and $8,386 for Class I and Class III, respectively, in allowable fees.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the six months ended June 30, 2014 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2014, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$149,735	$–
Sale proceeds received from Portfolios	–	56,527
Gain realized on sales to Portfolios	–	8,321

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$–	$–
Sale proceeds received from Portfolios	64,261	–
Gain realized on sales to Portfolios	126	–

58  |  June 30, 2014

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2014 (Unaudited)

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$28,478
Sale proceeds received from Portfolios	57,425
Gain realized on sales to Portfolios	161

59  |  June 30, 2014

ALPS Variable Investment Trust

Additional Information	June 30, 2014 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-5850. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

60  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES

At a meeting on June 9, 2014, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (the “Adviser”) and the Investment Sub-Advisory Agreement with Ibbotson Associates, Inc. (the “Sub-Adviser”) for the maximum period permitted under the Investment Company Act of 1940 (the “1940 Act”), in each case for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, and Ibbotson MVP ETF Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, the Adviser, or the Sub-Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement or the Investment Sub-Advisory Agreement and the weight to be given to each such factor.

Among other factors, the Board, including the Independent Trustees, considered for each Portfolio:

•	the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser;
•	the investment performance of each Portfolio;
•

what comparisons, if any, the Board made concerning the fees paid by the Portfolios under the investment advisory agreement and the investment sub-advisory agreement and fees paid by other comparable clients of the Adviser or the Sub-Adviser, as well as fees paid by other comparable mutual funds;

•	the costs incurred by the Adviser and the Sub-Adviser in providing the services under the investment advisory agreement and the investment sub-advisory agreement;
•	the profits by the adviser, the sub-adviser, and their affiliates from the relationship with the Portfolios;
•	the extent to which economies of scale would be realized as the Portfolios grow;
•	whether the fees reflect sharing those economies of scale with the Portfolios’ investors; and
•	any benefits to be derived by the Adviser or the Sub-Adviser from the relationship with the Portfolios, such as soft dollar arrangements or other so-called “fall-out benefits.”

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser, including investment sub-adviser selection, evaluation and monitoring, and trade execution, and the portfolio management services provided by the Sub-Adviser, in light of the investment objective of the each Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Portfolios. The Board reviewed the background and experience of (i) the current Adviser personnel responsible for investment sub-adviser selection, evaluation and monitoring for each Portfolio and (ii) the Portfolio Manager personnel of the Sub-Adviser responsible for managing the investments of each Portfolio. The Board also considered the compliance structure and records of the Adviser and the Sub-Adviser. Finally, the Board also considered the Board’s and the Trust’s previous association with the current personnel employed by the Adviser, the relationships those Adviser personnel maintain with the Sub-Adviser, and the ability of those personnel to evaluate the services provided by the Sub-Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Portfolios were appropriate and consistent with the terms of the respective agreements and that each Portfolio was likely to benefit from services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Sub-Adviser had been consistent with or superior to quality norms in the industry, and that the Adviser and the Sub-Adviser have sufficient personnel, with the appropriate education and experience, to serve each Portfolio effectively. The Board also concluded that the Sub-Adviser had demonstrated a continuing ability to attract and retain well-qualified personnel, and that the structure of the Adviser’s operations was sufficient to retain and properly motivate the Portfolios’ current senior advisory personnel at the Adviser. Finally, the Board concluded that the financial condition of each of the Adviser and the Sub-Adviser was sound.

61  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

Investment Performance

The Board reviewed the long-term and short-term investment performance of each Portfolio as of March 31, 2014. The Board considered information from an independent research provider regarding the net performance of each Portfolio relative to its peer group and expense universe, as well as information about the annualized returns of the Portfolios. The Board also received and considered the quarterly commentaries from the Adviser and the Sub-Adviser regarding the performance characteristics of each Portfolio.

The Board noted that performance of each of the Conservative, Income and Growth, and Aggressive Growth Portfolios lagged their respective benchmarks and performance universe averages over the one year and three year periods, but that performance was within an acceptable range of such benchmarks and averages. The Board also noted that the performance of each of the Balanced and Growth Portfolios lagged slightly, but each was adequately close to, their respective benchmarks and performance universe averages over the one year and three year periods. Finally, the Board noted that the MVP ETF Portfolio had not commenced operations and thus did not have any performance history to consider.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Portfolio to the Adviser and the fees paid by the Adviser to the Sub-Adviser under the Agreements. The Board also took note of the fact that the Sub-Adviser would be paid by the Adviser, and not each Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to the Adviser (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by the Sub-Adviser to other comparable client accounts (including, for example, the Sub-Adviser’s stated fee schedule and fee range for its sub-advisory clients). In connection therewith, the Board noted the Sub-Adviser’s statements regarding the range of services that would be provided in its capacity as Sub-Adviser.

The Board concluded that each Portfolio’s actual management fees and net total expenses were within an acceptable range when compared with the median of the fees charged to similar open-end funds in the expense group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for the Portfolios. The Board also concluded that both the (i) actual management fees payable by each Portfolio to the Adviser and the fees payable by the Adviser to the Sub-Adviser; and (ii) actual total expenses borne by each Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the range of fees the Sub-Adviser charges to other sub-advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of the Adviser and the Sub-Adviser. The Board considered the profitability to ALPS of ALPS’ overall relationship with the Portfolios, which included fees payable to the Adviser for investment advisory services as well as fees payable to other ALPS affiliates for non-investment advisory services, and concluded that the profits attributable to the services provided to each Portfolio were not excessive. The Board also considered the profitability of the Sub-Adviser’s overall relationship with the Portfolios, which included fees payable to the Sub-Adviser by the Advisor for advisory services. The Board also considered the Sub-Adviser’s statements regarding a restructuring of financial reporting methodology undertaken by its parent entity, a result of which was a limitation on the Sub-Adviser’s ability to reasonably allocated centralized expenses on a particularized basis, and noted information provided by the Sub-Adviser regarding certain investment-related segments of its parent entity’s operations. In light of the foregoing, the Board concluded that the profits attributable to the services provided by the Sub-Advisor to each Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser and the Sub-Adviser, as well as the asset size of each Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of each Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the Adviser’s and the Sub-Adviser’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser and Sub-Adviser might receive in connection with their association with the Portfolios. The Board concluded that there were no material incidental benefits accruing to the Adviser or to the Sub-Adviser in connection with their relationship with the Portfolios.

62  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

Based on the review described above, the Board, including all of the Independent Trustees, approved the continuation of the investment advisory agreement and the investment sub-advisory agreement, each on the terms described above.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

At a meeting on June 9, 2014, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (the “Adviser”) for the maximum period permitted under the Investment Company Act of 1940 (the “1940 Act”), for the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management or the Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.

Among other factors, the Board, including the Independent Trustees, considered for the Alerian Portfolio:

•	the nature, extent and quality of the services provided by the Adviser;
•	the investment performance of the Alerian Portfolio;
•

what comparisons, if any, the Board made concerning the fees paid by the Alerian Portfolio under the investment advisory agreement and fees paid by other comparable clients of the adviser, as well as fees paid by other comparable mutual funds;

•	the costs incurred by the Adviser in providing the services under the investment advisory agreement;
•	the profits to be realized by the Adviser and its affiliates from the relationship with the Alerian Portfolio;
•	the extent to which economies of scale would be realized as the Alerian Portfolio grow;
•	whether the fees reflect sharing those economies of scale with the Alerian Portfolio’s investors; and
•	any benefits to be derived by the Adviser from the relationship with the Alerian Portfolio, such as soft dollar arrangements or other so-called “fall-out benefits.”

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Portfolio. The Board also considered the Portfolio Manager’s demonstrated consistency in investment approach for the Portfolio. The Board reviewed the background and experience of the current Adviser personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure and records of the Adviser. Finally, the Board also considered the Board’s and the Trust’s previous association with the current personnel employed by the Adviser and the relationships those Adviser personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Alerian Portfolio were appropriate and consistent with the terms of the Agreement and that the Alerian Portfolio was likely to benefit from services provided under the Agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Adviser had been consistent with or superior to quality norms in the industry, and that the Adviser would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that the Adviser had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of the Adviser was sound.

Investment Performance

The Trustees noted that since the Alerian Portfolio had less than one calendar year of performance history, there was limited performance history to consider. The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from the Adviser regarding the performance characteristics of the Alerian Portfolio.

63  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

The Board, bearing in mind the lack of any performance history of one or more years, noted that the performance of the Alerian Portfolio lagged slightly, but was adequately close to, its benchmark over the one month and three month periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to the Adviser under the agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to the Adviser (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by the Adviser to other comparable client accounts, if any. Further, the Board also considered the differences in the level of services provided by the Adviser to the Alerian Portfolio and to other comparably accounts, if any. In connection with the foregoing, the Board noted, for example, the Adviser’s statements regarding differences in operational structures of a certain similarly managed fund.

The Board concluded that the Alerian Portfolio’s actual management fees and net total expenses were lower than the median and average of the fees charged to similar open-end funds in the expense group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for the Alerian Portfolio. The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to the Adviser and (ii) actual total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees the Adviser charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of the Adviser. The Board considered the profitability to ALPS of ALPS’ overall relationship with the Portfolios, which included fees payable to the Adviser for investment advisory services as well as fees payable to other ALPS affiliates for non-investment advisory services, and concluded that the profits attributable to the services provided to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser might receive in connection with their association with the Alerian Portfolio.

The Board concluded that there were no material incidental benefits accruing to the Adviser in connection with its relationship with the Alerian Portfolio.

ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO

On March 10, 2014, the Board of Trustees of the ALPS Variable Investment Trust (the “Trust”) met in person to, among other things, review and consider the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (“ALPS Advisors”), and Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) by and among the Trust, the Adviser, and Stadion Money Management LLC (“Stadion”). Prior to beginning their review of the Advisory Agreement and the Sub-Advisory Agreement (collectively the “Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Agreements and enhanced disclosure requirements surrounding contract approvals.

In approving the Investment Advisory Agreement with ALPS Advisors, and the Sub-Advisory Agreement with Stadion, the Trustees, including the Independent Trustees, considered the following factors with respect to the ALPS | Stadion Tactical Defensive Portfolio (the “Stadion Portfolio”):

64  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

Investment Advisory Fee Rate:

The Trustees reviewed and considered the contractual annual advisory fee to be paid (a) by the Trust, on behalf of the Stadion Portfolio, to ALPS Advisors of 0.75% of the Stadion Portfolio’s daily average net assets and (b) the contractual annual sub-advisory fees to be paid by ALPS Advisors to Stadion of 0.50% of the Stadion Portfolio’s daily average net assets, in light of the extent and quality of the advisory services to be provided by each to the Stadion Portfolio.

The Trustees considered the information they received comparing the Stadion Portfolio’s contractual annual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data.

Based on such information, the Trustees further determined that the contractual annual advisory fee of 0.75% of the Stadion Portfolio’s average daily net assets with respect to ALPS Advisors and total expenses of 0.80% (on a net basis after waivers, subject to certain exclusions including Rule 12b-1 and Shareholder Service Fees) for each share class, are within an acceptable range of mutual funds within the Stadion Portfolio’s anticipated peer universe, especially those funds using a comparative tactical management strategy.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement and Sub-Advisory Agreement:

The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Stadion Portfolio under the Investment Advisory Agreement and Sub-Advisory Agreement. The Trustees reviewed certain background materials supplied by ALPS Advisors and Stadion in their presentations, including their Form ADVs, financial statements and compliance policies and procedures.

The Trustees reviewed and considered ALPS Advisors’ and Stadion’s investment advisory personnel, their history as asset managers and the amount of assets currently under management by each. The Trustees also reviewed the research and decision-making processes utilized by ALPS Advisors and Stadion, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Stadion Portfolio.

The Trustees considered the background and experience of ALPS Advisors’ and Stadion’s management in connection with the Stadion Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Stadion Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, ALPS Advisors’ and Stadion’s codes of ethics.

Performance:

The Trustees noted that since the Stadion Portfolio has not yet begun operations, there is no fund performance to be reviewed or analyzed at this time. The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts. The Trustees considered ALPS Advisors’ and Stadion’s reputation generally and their investment techniques, risk management controls and decision-making processes.

The Adviser’s Profitability:

The Trustees received and considered a projected profitability analysis prepared by each of ALPS Advisors and Stadion based on the fees payable under the respective Investment Advisory Agreement and Sub-Advisory Agreement, as applicable. The Trustees considered the profits, if any, anticipated to be realized by ALPS Advisors and Stadion in connection with the operation of the Stadion Portfolio. To the extent indicated by the Adviser or Sub-Adviser that the Stadion Portfolio would not be immediately profitable, the Board recognized the associated financial commitment that would need to be made by ALPS Advisers and Stadion to the Portfolio. The Board then reviewed and discussed ALPS Advisors’ and Stadion’s financial statements in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale:

The Trustees considered whether economies of scale in the provision of services to the Stadion Portfolio will be passed along to the shareholders under the proposed agreements.

65  |  June 30, 2014

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2014 (Unaudited)

Other Benefits to the Advisers:

The Trustees reviewed and considered any other incidental benefits derived or to be derived by ALPS Advisors and Stadion from their relationship with the Stadion Portfolio, including soft dollar arrangements.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with ALPS Advisors, and the Sub-Advisory Agreement with Stadion. In selecting ALPS Advisors and Stadion, and the fees charged under the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement or Sub-Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•

the investment advisory fees to be received by ALPS Advisors, and the projected total expense ratios with respect to the Stadion Portfolio after taking into account contractual fee waivers, were within an acceptable range of others within the Portfolio’s peer universe, and that the sub-advisory fees were to be paid by ALPS Advisors to the sub-adviser and not paid directly by the Portfolio;

•

the investment sub-advisory fees to be received by Stadion in connection with the Stadion Portfolio were generally lower than those charged by Stadion to other investment companies or other large institutional clients with comparable investment objectives and which required similar services from Stadion;

•	the nature, extent and quality of services to be rendered by ALPS Advisors under the Investment Advisory Agreement, and Stadion under the Sub-Advisory Agreement, were adequate;
•	there was no performance history for the Stadion Portfolio for the Board to consider;
•	the terms of the proposed fee waiver and expense limitation agreement among the Trust, on behalf of the Stadion Portfolio, and ALPS Advisors and Stadion, were not unreasonable;
•

there was no historical profitability for ALPS Advisors and Stadion with respect to the Stadion Portfolio for the Board to consider, but the projected profitability for ALPS Advisors and Stadion were not unreasonable; and

•	there were no material economies of scale or other incidental benefits accruing to ALPS Advisors and Stadion in connection with their relationship with the Stadion Portfolio, at this time.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ and Stadion’s compensation for investment advisory services is consistent with the best interests of the Stadion Portfolio and its shareholders.

66  |  June 30, 2014

Page Intentionally Left Blank

SEMI-ANNUAL REPORT  |  June 30, 2014

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Date:	August 28, 2014

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer

Date:	August 28, 2014